CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED BALANCE SHEETS
Preferred stock shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Stockholders deficit
Preferred stock shares outstanding	0	0	0
Common stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	168,729,565	131,764,348	111,313,175
Common stock shares outstanding	168,729,565	131,764,348	111,313,175